UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.93%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	10,213,818	$248,094
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	15,742,057	254,234
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	6,744,860	123,836
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	4,112,580	120,910
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	8,831,449	249,488
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	12,678,521	248,245
Total Investments in Underlying Funds (cost $1,134,463,917)		1,244,807

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.48%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $16,835,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $18,897,288; proceeds: $18,526,643 (cost $18,526,643)	$18,527	18,527
Total Investments in Securities 101.41% (cost $1,152,990,560)		1,263,334

Liabilities in Excess of Other Assets (1.41)%		(17,625)

Net Assets 100.00%		$1,245,709

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,244,807	$—	$—	$1,244,807
Repurchase Agreement	—	18,527	—	18,527
Total	$1,244,807	$18,527	$—	$1,263,334

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.45%

Aerospace & Defense 4.54%

General Dynamics Corp.	730,300	$97,283
Northrop Grumman Corp.	217,600	34,152
TransDigm Group, Inc.	382,400	78,595
Total		210,030

Airlines 0.84%

Southwest Airlines Co.	856,100	38,679

Auto Components 1.32%

Johnson Controls, Inc.	1,316,500	61,178

Banks 9.11%

Citizens Financial Group, Inc.	2,627,043	62,786
East West Bancorp, Inc.	2,195,745	79,442
First Republic Bank	1,864,800	94,956
JPMorgan Chase & Co.	1,448,322	78,760
Signature Bank*	619,200	72,527
SunTrust Banks, Inc.	865,251	33,243
Total		421,714

Beverages 2.39%

PepsiCo, Inc.	1,178,900	110,557

Building Products 1.59%

USG Corp.*	2,416,500	73,582

Capital Markets 4.05%

Affiliated Managers Group, Inc.*	501,536	103,075
Artisan Partners Asset Management, Inc. Class A	483,794	23,353
Greenhill & Co., Inc.	1,281,400	47,258
TD Ameritrade Holding Corp.	431,300	13,970
Total		187,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2015

Investments	Shares	Fair Value (000)
Chemicals 2.21%

PPG Industries, Inc.	460,000	$102,525

Consumer Finance 2.74%

Capital One Financial Corp.	870,139	63,703
Discover Financial Services	1,158,400	62,994
Total		126,697

Diversified Telecommunication Services 0.68%

Verizon Communications, Inc.	685,400	31,330

Electric: Utilities 4.06%

Duke Energy Corp.	929,000	80,953
NextEra Energy, Inc.	979,486	106,999
Total		187,952

Food & Staples Retailing 1.85%

Kroger Co. (The)	561,000	38,737
Wal-Mart Stores, Inc.	550,500	46,782
Total		85,519

Food Products 2.68%

Hershey Co. (The)	217,000	22,180
Mondelez International, Inc. Class A	2,896,203	102,062
Total		124,242

Health Care Equipment & Supplies 1.86%

St. Jude Medical, Inc.	1,303,800	85,881

Health Care Providers & Services 6.52%

Community Health Systems, Inc.*	690,779	32,515
DaVita HealthCare Partners, Inc.*	1,165,671	87,495
Envision Healthcare Holdings, Inc.*	1,627,884	55,966
McKesson Corp.	478,250	101,700
UnitedHealth Group, Inc.	225,400	23,949
Total		301,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.78%

Yum! Brands, Inc.	499,700	$36,118

Household Products 1.66%

Colgate-Palmolive Co.	1,137,100	76,777

Information Technology Services 1.67%

Vantiv, Inc. Class A*	2,253,978	77,514

Insurance 6.34%

Allstate Corp. (The)	1,629,600	113,730
Hartford Financial Services Group, Inc. (The)	3,089,324	120,174
Prudential Financial, Inc.	784,736	59,546
Total		293,450

Internet Software & Services 1.17%

Google, Inc. Class A*	101,000	54,293

Life Sciences Tools & Services 0.73%

Quintiles Transnational Holdings, Inc.*	557,311	33,717

Media 0.99%

CBS Corp. Class B	833,376	45,677

Multi-Line Retail 1.49%

Kohl’s Corp.	1,158,500	69,186

Multi-Utilities 1.69%

Sempra Energy	701,005	78,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2015

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.42%

Chevron Corp.	1,677,000	$171,943
Exxon Mobil Corp.	722,054	63,122
Marathon Oil Corp.	3,240,200	86,189
Occidental Petroleum Corp.	1,437,400	114,992
Total		436,246

Paper & Forest Products 1.69%

International Paper Co.	1,486,600	78,284

Pharmaceuticals 9.36%

Actavis plc*	375,832	100,174
Bristol-Myers Squibb Co.	1,553,800	93,648
Eli Lilly & Co.	1,787,600	128,707
Pfizer, Inc.	3,541,400	110,669
Total		433,198

Real Estate Investment Trusts 3.89%

Simon Property Group, Inc.	510,700	101,455
Vornado Realty Trust	713,200	78,766
Total		180,221

Semiconductors & Semiconductor Equipment 4.40%

Broadcom Corp. Class A	1,712,600	72,674
Intel Corp.	3,959,000	130,806
Total		203,480

Software 1.26%

Activision Blizzard, Inc.	2,787,900	58,253

Technology Hardware, Storage & Peripherals 2.86%

EMC Corp.	2,864,900	74,287
Hewlett-Packard Co.	1,605,000	57,989
Total		132,276

Textiles, Apparel & Luxury Goods 1.32%

PVH Corp.	554,686	61,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2015

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 2.29%

W.W. Grainger, Inc.	449,800	$106,081
Total Common Stocks (cost $4,118,792,162)		4,603,554

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.14%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $48,060,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $53,947,350; proceeds: $52,887,754 (cost $52,887,754)	$52,888	52,888
Total Investments in Securities 100.59% (cost $4,171,679,916)		4,656,442

Liabilities in Excess of Other Assets (0.59)%		(27,479)

Net Assets 100.00%		$4,628,963

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$4,603,554	$—	$—	$4,603,554
Repurchase Agreement	—	52,888	—	52,888
Total	$4,603,554	$52,888	$—	$4,656,442

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.66%

Aerospace & Defense 2.16%

Honeywell International, Inc.	176,441	$17,249
Lockheed Martin Corp.	70,536	13,287
Total		30,536

Air Freight & Logistics 1.20%

FedEx Corp.	100,350	16,970

Airlines 2.40%

American Airlines Group, Inc.	334,107	16,398
United Continental Holdings, Inc.*	252,582	17,522
Total		33,920

Beverages 2.19%

Monster Beverage Corp.*	151,840	17,758
PepsiCo, Inc.	140,958	13,219
Total		30,977

Biotechnology 11.42%

Alexion Pharmaceuticals, Inc.*	64,185	11,761
Amgen, Inc.	62,639	9,537
Biogen Idec, Inc.*	82,901	32,262
BioMarin Pharmaceutical, Inc.*	154,619	15,023
Bluebird Bio, Inc.*	14,227	1,322
Celgene Corp.*	243,625	29,030
Foundation Medicine, Inc.*	26,370	1,257
Gilead Sciences, Inc.*	138,493	14,518
Isis Pharmaceuticals, Inc.*	99,547	6,820
Juno Therapeutics, Inc.*	32,432	1,387
Medivation, Inc.*	75,090	8,171
Receptos, Inc.*	12,636	1,392
Regeneron Pharmaceuticals, Inc.*	45,608	19,003
Vertex Pharmaceuticals, Inc.*	89,958	9,908
Total		161,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2015

Investments	Shares	Fair Value (000)
Capital Markets 1.78%

BlackRock, Inc.	53,359	$18,169
TD Ameritrade Holding Corp.	215,734	6,988
Total		25,157

Chemicals 1.23%

Sherwin-Williams Co. (The)	64,183	17,411

Communications Equipment 1.08%

Palo Alto Networks, Inc.*	121,308	15,332

Consumer Finance 0.64%

American Express Co.	111,626	9,007

Diversified Consumer Services 0.50%

LifeLock, Inc.*	472,746	7,020

Diversified Financial Services 0.85%

Intercontinental Exchange, Inc.	58,614	12,059

Diversified Telecommunication Services 0.98%

Verizon Communications, Inc.	304,107	13,901

Electrical Equipment 0.80%

Acuity Brands, Inc.	50,937	7,635
Polypore International, Inc.*	82,025	3,668
Total		11,303

Electronic Equipment, Instruments & Components 0.50%

IPG Photonics Corp.*	95,133	7,101

Energy Equipment & Services 0.47%

Schlumberger Ltd.	80,995	6,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2015

Investments	Shares	Fair Value (000)
Food & Staples Retailing 4.49%

Costco Wholesale Corp.	151,847	$21,713
CVS Health Corp.	223,468	21,936
Whole Foods Market, Inc.	379,621	19,776
Total		63,425

Health Care Equipment & Supplies 1.37%

Align Technology, Inc.*	12,044	639
Edwards Lifesciences Corp.*	92,055	11,539
ZELTIQ Aesthetics, Inc.*	223,449	7,197
Total		19,375

Health Care Providers & Services 2.16%

Express Scripts Holding Co.*	171,717	13,859
McKesson Corp.	78,334	16,658
Total		30,517

Health Care Technology 0.54%

Veeva Systems, Inc. Class A*	266,372	7,661

Hotels, Restaurants & Leisure 5.15%

Chipotle Mexican Grill, Inc.*	29,230	20,748
Hilton Worldwide Holdings, Inc.*	599,346	15,565
Norwegian Cruise Line Holdings Ltd.*	241,582	10,572
Starbucks Corp.	295,543	25,869
Total		72,754

Household Products 0.73%

Colgate-Palmolive Co.	153,109	10,338

Industrial Conglomerates 1.48%

3M Co.	128,751	20,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 4.73%

EPAM Systems, Inc.*	164,361	$8,042
MasterCard, Inc. Class A	336,995	27,644
Visa, Inc. Class A	122,359	31,190
Total		66,876

Internet & Catalog Retail 1.20%

Netflix, Inc.*	38,554	17,033

Internet Software & Services 9.65%

Akamai Technologies, Inc.*	200,502	11,660
Baidu, Inc. ADR*	61,432	13,387
CoStar Group, Inc.*	51,316	9,468
Facebook, Inc. Class A*	715,511	54,314
Google, Inc. Class A*	42,138	22,651
GrubHub, Inc.*	201,874	6,951
LinkedIn Corp. Class A*	79,841	17,944
Total		136,375

Life Sciences Tools & Services 2.30%

Fluidigm Corp.*	15,011	579
Illumina, Inc.*	91,732	17,905
Quintiles Transnational Holdings, Inc.*	231,310	13,994
Total		32,478

Machinery 0.78%

Middleby Corp. (The)*	116,157	11,037

Media 3.59%

Comcast Corp. Class A	448,711	23,847
Rentrak Corp.*	73,946	5,689
Walt Disney Co. (The)	233,797	21,266
Total		50,802

Oil, Gas & Consumable Fuels 0.93%

EOG Resources, Inc.	79,049	7,038
Range Resources Corp.	132,034	6,109
Total		13,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2015

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.50%

Bristol-Myers Squibb Co.	352,414	$21,240

Professional Services 1.08%

Robert Half International, Inc.	263,489	15,298

Real Estate Investment Trusts 0.93%

Alexandria Real Estate Equities, Inc.	134,543	13,121

Road & Rail 0.52%

Union Pacific Corp.	62,525	7,329

Semiconductors & Semiconductor Equipment 4.94%

Ambarella, Inc.*	118,257	6,541
Avago Technologies Ltd. (Singapore)(a)	175,497	18,055
Cavium, Inc.*	175,141	10,300
Lam Research Corp.	222,132	16,980
NXP Semiconductors NV (Netherlands)*(a)	139,444	11,063
SunPower Corp.*	284,707	6,867
Total		69,806

Software 5.13%

Adobe Systems, Inc.*	290,754	20,391
FireEye, Inc.*	201,928	6,827
Red Hat, Inc.*	234,279	14,945
salesforce.com, Inc.*	117,689	6,643
ServiceNow, Inc.*	224,084	16,336
Tableau Software, Inc. Class A*	92,202	7,446
Total		72,588

Specialty Retail 7.46%

Home Depot, Inc. (The)	207,933	21,712
Lowe’s Cos., Inc.	211,520	14,333
O’Reilly Automotive, Inc.*	51,106	9,575
Restoration Hardware Holdings, Inc.*	112,578	9,854
Ross Stores, Inc.	153,256	14,055
TJX Cos., Inc. (The)	306,847	20,234
Ulta Salon, Cosmetics & Fragrance, Inc.*	118,655	15,655
Total		105,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2015

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripheral 5.40%

Apple, Inc.	651,780	$76,362

Textiles, Apparel & Luxury Goods 2.40%

NIKE, Inc. Class B	199,431	18,398
Under Armour, Inc. Class A*	215,458	15,530
Total		33,928
Total Common Stocks (cost $1,307,090,133)		1,366,562

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.75%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $73,890,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $82,941,525; proceeds: $81,310,837 (cost $81,310,837)	$81,311	81,311
Total Investments in Securities 102.41% (cost $1,388,400,970)		1,447,873

Liabilities in Excess of Other Assets (2.41)%		(34,133)

Net Assets 100.00%		$1,413,740

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,366,562	$—	$—	$1,366,562
Repurchase Agreement	—	81,311	—	81,311
Total	$1,366,562	$81,311	$—	$1,447,873

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.17%

COMMON STOCKS 95.26%

Australia 2.80%

Banks 1.50%
National Australia Bank Ltd.	313,890	$8,657
Real Estate Investment Trusts 1.30%
Mirvac Group	4,988,849	7,462
Total Australia		16,119

Austria 1.35%

Diversified Telecommunication Services 0.65%
Telekom Austria AG	566,037	3,710
Machinery 0.70%
Andritz AG	74,639	4,040
Total Austria		7,750

China 3.17%

Independent Power and Renewable Electricity Producer 0.59%
China Resources Power Holdings Co., Ltd.	1,210,000	3,388
Internet Software & Services 1.48%
Baidu, Inc. ADR *	39,000	8,499
Real Estate Management & Development 1.10%
China Overseas Land & Investment Ltd.	2,200,000	6,343
Total China		18,230

Denmark 2.17%

Diversified Telecommunication Services 1.41%
TDC A/S	1,100,555	8,145
Pharmaceuticals 0.76%
H Lundbeck A/S	215,198	4,371
Total Denmark		12,516

France 8.91%

Aerospace & Defense 2.35%
Safran SA	138,270	9,209
Zodiac Aerospace	129,847	4,306
		13,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Banks 0.63%
BNP Paribas SA	69,640	$3,657
Electric: Utilities 0.94%
Electricite de France SA	199,354	5,404
Insurance 1.35%
AXA SA	331,962	7,765
Life Sciences Tools & Services 0.62%
Genfit *	55,639	3,569
Oil, Gas & Consumable Fuels 1.33%
Total SA	149,189	7,658
Pharmaceuticals 0.56%
Sanofi	34,748	3,202
Textiles, Apparel & Luxury Goods 1.13%
Kering	32,314	6,520
Total France		51,290

Germany 7.11%

Automobiles 1.20%
Daimler AG Registered Shares	76,431	6,922
Diversified Financial Services 1.05%
Deutsche Boerse AG	78,983	6,056
Diversified Telecommunication Services 1.11%
Deutsche Telekom AG Registered Shares	369,377	6,367
Health Care Providers & Services 1.89%
Fresenius SE & Co. KGaA	189,800	10,864
Industrial Conglomerates 1.00%
Siemens AG Registered Shares	54,373	5,744
Life Sciences Tools & Services 0.86%
MorphoSys AG *	58,130	4,984
Total Germany		40,937

Hong Kong 3.50%

Airlines 1.17%
Cathay Pacific Airways Ltd.	2,886,000	6,733
Electric: Utilities 1.49%
Cheung Kong Infrastructure Holdings Ltd.	1,044,000	8,568
Independent Power and Renewable Electricity Producer 0.84%
SJM Holdings Ltd.	3,306,000	4,854
Total Hong Kong		20,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
India 2.84%

Oil, Gas & Consumable Fuels 1.11%
Reliance Industries Ltd.	434,028	$6,403
Thrifts & Mortgage Finance 1.73%
Indiabulls Housing Finance Ltd.	1,053,100	9,972
Total India		16,375

Indonesia 2.01%

Banks 1.03%
PT Bank Negara Indonesia (Persero) Tbk	12,057,594	5,908
Food Products 0.98%
PT Indofood Sukses Makmur Tbk	9,519,600	5,659
Total Indonesia		11,567

Italy 2.17%

Banks 0.63%
UniCredit SpA	615,652	3,629
Gas Utilities 1.54%
Snam SpA	1,808,470	8,849
Total Italy		12,478

Japan 19.90%

Automobiles 2.29%
Nissan Motor Co., Ltd.	168,000	1,433
Toyota Motor Corp.	182,600	11,772
		13,205
Banks 1.97%
Bank of Yokohama Ltd. (The)	1,078,000	5,817
Sumitomo Mitsui Financial Group, Inc.	165,700	5,560
		11,377
Chemicals 1.85%
Asahi Kasei Corp.	1,079,000	10,656
Diversified Financial Services 0.77%
ORIX Corp.	386,800	4,445
Electrical Equipment 1.02%
Nidec Corp.	86,000	5,852
Electronic Equipment, Instruments & Components 2.11%
Hitachi Ltd.	1,607,000	12,136
Industrial Conglomerates 1.20%
Toshiba Corp.	1,733,000	6,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Information Technology Services 2.15%
Obic Co., Ltd.	219,700	$7,370
SCSK Corp.	200,700	4,997
		12,367
Machinery 0.72%
NSK Ltd.	352,000	4,125
Pharmaceuticals 1.05%
Daiichi Sankyo Co., Ltd.	418,000	6,064
Real Estate Management & Development 1.44%
Daiwa House Industry Co., Ltd.	451,500	8,315
Tobacco 0.74%
Japan Tobacco, Inc.	156,300	4,257
Trading Companies & Distributors 1.63%
Mitsubishi Corp.	79,900	1,394
Sumitomo Corp.	808,800	7,981
		9,375
Wireless Telecommunication Services 0.96%
SoftBank Corp.	93,600	5,509
Total Japan		114,613

Mexico 0.85%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,987,900	4,920

Netherlands 6.15%

Beverages 2.17%
Heineken Holding NV	190,771	12,484
Construction & Engineering 0.86%
Arcadis NV	164,506	4,979
Insurance 1.24%
Aegon NV	1,003,239	7,150
Oil, Gas & Consumable Fuels 1.88%
Royal Dutch Shell plc Class A ADR	176,300	10,834
Total Netherlands		35,447

Norway 0.71%

Banks
DNB ASA	281,330	4,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
South Korea 3.47%

Semiconductors & Semiconductor Equipment 0.66%
SK Hynix, Inc.	87,707	$3,788
Technology Hardware, Storage & Peripheral 1.26%
Samsung Electronics Co., Ltd.	5,864	7,280
Wireless Telecommunication Services 1.55%
SK Telecom Co., Ltd.	34,070	8,929
Total South Korea		19,997

Spain 2.01%

Airlines 0.90%
International Consolidated Airlines Group SA *	636,258	5,183
Construction & Engineering 1.11%
ACS Actividades de Construccion y Servicios SA	183,721	6,390
Total Spain		11,573

Sweden 1.36%

Diversified Telecommunication Services
TeliaSonera AB	1,267,681	7,811

Switzerland 4.53%

Food Products 1.50%
Nestle SA Registered Shares	112,710	8,608
Pharmaceuticals 3.03%
Novartis AG Registered Shares	90,700	8,839
Roche Holding AG	31,995	8,623
		17,462
Total Switzerland		26,070

Thailand 1.00%

Banks
Bangkok Bank Public Co., Ltd.	982,600	5,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 17.77%

Banks 3.90%
Barclays plc	1,604,081	$5,633
HSBC Holdings plc	1,039,726	9,513
Lloyds Banking Group plc *	6,578,728	7,288
		22,434
Beverages 1.54%
Diageo plc	299,671	8,870
Electric: Utilities 1.02%
SSE plc	243,603	5,895
Food Products 1.16%
Unilever plc	151,127	6,655
Household Durables 1.06%
Berkeley Group Holdings plc	168,298	6,135
Insurance 1.70%
Prudential plc	403,576	9,811
Media 2.57%
Pearson plc	304,987	6,188
WPP plc	391,322	8,605
		14,793
Metals & Mining 1.04%
Rio Tinto plc ADR	136,100	6,006
Pharmaceuticals 1.27%
AstraZeneca plc	102,477	7,295
Tobacco 1.85%
Imperial Tobacco Group plc	226,886	10,657
Trading Companies & Distributors 0.66%
Ashtead Group plc	234,393	3,814
Total United Kingdom		102,365

United States 1.48%

Health Care Equipment & Supplies
ResMed, Inc.	136,500	8,527
Total Common Stocks (cost $528,502,348)		548,576

PREFERRED STOCKS 1.89%

Germany 1.09%
Automobiles
Volkswagen AG	28,153	6,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Spain 0.80%

Biotechnology
Grifols SA Class B	133,035	$4,626
Total Preferred Stocks (cost $12,243,478)		10,906

RIGHT 0.02%

Spain

Construction & Engineering
ACS Actividades de Construccion y Servicios SA * (cost $92,836)	183,721	93
Total Long-Term Investments (cost $540,838,662)		559,575

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.69%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $7,395,000 of U.S. Treasury Note at 8.125% due 8/15/2019; value: $9,946,275; proceeds: $9,747,733 (cost $9,747,733)	$9,748	9,748
Total Investments in Securities 98.86% (cost $550,586,395)		569,323

Other Assets in Excess of Liabilities(a) 1.14%		6,548

Net Assets 100.00%		$575,871

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Open Forward Foreign Currency Exchange Contracts at January 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Buy	J.P.Morgan	3/5/2015	170,000,000	$1,443,430	$1,448,135	$4,705
Japanese yen	Buy	Morgan Stanley	3/5/2015	120,000,000	1,003,925	1,022,213	18,288
Japanese yen	Buy	Morgan Stanley	3/5/2015	166,000,000	1,413,511	1,414,061	550
Japanese yen	Buy	Morgan Stanley	3/5/2015	89,000,000	757,613	758,141	528
South African rand	Buy	Deutsche Bank AG	4/20/2015	50,400,000	4,234,728	4,276,435	41,707
Swiss franc	Buy	Barclays Bank plc	5/18/2015	6,815,000	6,714,501	7,458,998	744,498
Swiss franc	Buy	UBS AG	2/20/2015	5,175,000	5,479,646	5,641,175	161,529
Australian dollar	Sell	Bank of America	2/17/2015	1,365,000	1,117,168	1,061,689	55,479
Australian dollar	Sell	J.P.Morgan	2/17/2015	1,100,000	896,226	855,573	40,653
British pound	Sell	Goldman Sachs	5/18/2015	1,290,000	1,960,527	1,941,614	18,913
British pound	Sell	Morgan Stanley	5/18/2015	1,315,000	1,994,301	1,979,242	15,059
euro	Sell	Barclays Bank plc	4/20/2015	1,130,000	1,286,258	1,277,780	8,478
euro	Sell	Goldman Sachs	3/10/2015	3,100,000	3,808,965	3,504,078	304,887
euro	Sell	Goldman Sachs	3/10/2015	8,100,000	10,076,064	9,155,816	920,248
euro	Sell	Goldman Sachs	4/20/2015	955,000	1,129,950	1,079,894	50,057
euro	Sell	J.P.Morgan	3/10/2015	1,385,000	1,703,921	1,565,532	138,389
euro	Sell	J.P.Morgan	4/20/2015	1,390,000	1,710,636	1,571,782	138,854
euro	Sell	Morgan Stanley	2/9/2015	955,000	1,211,869	1,079,207	132,662
euro	Sell	Morgan Stanley	3/10/2015	1,320,000	1,641,838	1,492,059	149,779
euro	Sell	Morgan Stanley	3/10/2015	1,275,000	1,591,553	1,441,193	150,360
euro	Sell	Morgan Stanley	3/10/2015	1,855,000	2,312,274	2,096,795	215,479
euro	Sell	Morgan Stanley	4/20/2015	620,000	704,109	701,083	3,026
euro	Sell	Morgan Stanley	4/20/2015	3,850,000	4,477,718	4,353,497	124,221
euro	Sell	Morgan Stanley	4/20/2015	2,415,000	2,792,448	2,730,830	61,618
euro	Sell	Morgan Stanley	4/20/2015	1,945,000	2,371,719	2,199,364	172,355
euro	Sell	Morgan Stanley	4/20/2015	2,370,000	2,888,554	2,679,945	208,609
euro	Sell	Morgan Stanley	4/20/2015	850,000	985,592	961,162	24,430
euro	Sell	UBS AG	2/9/2015	8,745,000	11,055,630	9,882,372	1,173,258
Indian rupee	Sell	Barclays Bank plc	3/9/2015	105,000,000	1,688,836	1,681,939	6,897
Japanese yen	Sell	J.P.Morgan	3/5/2015	270,000,000	2,336,933	2,299,979	36,954
Japanese yen	Sell	Morgan Stanley	3/5/2015	845,000,000	7,373,542	7,198,083	175,459
Norwegian krone	Sell	Deutsche Bank AG	4/15/2015	50,885,000	6,964,965	6,574,170	390,796
South Korean won	Sell	Bank of America	4/13/2015	10,450,000,000	9,628,940	9,450,158	178,782
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,867,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Bank of America	4/13/2015	10,800,000	$8,893,973	$8,370,713	$(523,260)
Australian dollar	Buy	J.P.Morgan	2/17/2015	6,245,000	5,463,875	4,857,324	(606,551)
Australian dollar	Buy	Morgan Stanley	2/17/2015	6,245,000	5,447,168	4,857,324	(589,843)
Australian dollar	Buy	Morgan Stanley	2/17/2015	6,245,000	5,455,224	4,857,324	(597,900)
Brazilian real	Buy	J.P.Morgan	3/23/2015	14,300,000	5,347,594	5,257,779	(89,815)
British pound	Buy	J.P.Morgan	5/18/2015	3,845,000	5,849,310	5,787,212	(62,098)
euro	Buy	Barclays Bank plc	3/10/2015	1,240,000	1,539,973	1,401,631	(138,342)
euro	Buy	Goldman Sachs	2/9/2015	430,000	548,594	485,926	(62,668)
euro	Buy	Goldman Sachs	3/10/2015	915,000	1,124,247	1,034,268	(89,978)
euro	Buy	Goldman Sachs	4/20/2015	1,740,000	1,969,659	1,967,555	(2,105)
euro	Buy	Goldman Sachs	4/20/2015	1,300,000	1,517,104	1,470,012	(47,092)
euro	Buy	Goldman Sachs	4/20/2015	655,000	774,989	740,660	(34,329)
euro	Buy	Goldman Sachs	4/20/2015	1,610,000	1,916,904	1,820,553	(96,351)
euro	Buy	Goldman Sachs	4/20/2015	865,000	1,032,561	978,123	(54,438)
euro	Buy	Morgan Stanley	2/9/2015	1,885,000	2,376,488	2,130,162	(246,326)
euro	Buy	Morgan Stanley	2/9/2015	4,255,000	5,317,983	4,808,404	(509,579)
euro	Buy	Morgan Stanley	2/9/2015	1,470,000	1,841,078	1,661,188	(179,890)
euro	Buy	Morgan Stanley	3/10/2015	2,230,000	2,786,513	2,520,675	(265,838)
euro	Buy	Morgan Stanley	3/10/2015	725,000	907,744	819,502	(88,242)
euro	Buy	Morgan Stanley	3/10/2015	1,115,000	1,397,975	1,260,338	(137,637)
euro	Buy	Morgan Stanley	3/10/2015	3,055,000	3,794,231	3,453,212	(341,019)
euro	Buy	Morgan Stanley	3/10/2015	1,355,000	1,689,928	1,531,621	(158,307)
euro	Buy	Morgan Stanley	3/10/2015	5,665,000	7,029,301	6,403,420	(625,881)
euro	Buy	Morgan Stanley	4/20/2015	1,180,000	1,369,285	1,334,319	(34,966)
euro	Buy	Morgan Stanley	4/20/2015	1,855,000	2,252,919	2,097,594	(155,325)
euro	Buy	UBS AG	2/9/2015	1,660,000	2,079,273	1,875,899	(203,374)
euro	Buy	UBS AG	3/10/2015	735,000	914,352	830,806	(83,546)
Japanese yen	Buy	J.P.Morgan	3/5/2015	160,000,000	1,376,060	1,362,951	(13,109)
Norwegian krone	Buy	Goldman Sachs	4/15/2015	8,485,000	1,150,715	1,096,233	(54,482)
Norwegian krone	Buy	J.P.Morgan	4/15/2015	11,090,000	1,484,756	1,432,790	(51,966)
Norwegian krone	Buy	Morgan Stanley	4/15/2015	4,235,000	568,936	547,148	(21,788)
Norwegian krone	Buy	Morgan Stanley	4/15/2015	14,490,000	1,959,053	1,872,059	(86,994)
Norwegian krone	Buy	Morgan Stanley	4/15/2015	12,585,000	1,689,061	1,625,939	(63,122)
Singapore dollar	Buy	Morgan Stanley	5/18/2015	6,370,000	4,770,960	4,702,976	(67,984)
Swiss franc	Buy	J.P.Morgan	5/18/2015	6,275,000	7,301,992	6,867,970	(434,022)
British pound	Sell	J.P.Morgan	5/18/2015	770,000	1,152,997	1,158,948	(5,951)
British pound	Sell	J.P.Morgan	5/18/2015	470,000	706,725	707,410	(685)
euro	Sell	J.P.Morgan	4/20/2015	3,025,000	3,396,463	3,420,605	(24,142)
euro	Sell	Morgan Stanley	4/20/2015	1,000,000	1,126,248	1,130,779	(4,531)
Indian rupee	Sell	Barclays Bank plc	3/9/2015	135,000,000	2,159,689	2,162,493	(2,804)
Indian rupee	Sell	Barclays Bank plc	3/9/2015	112,000,000	1,790,596	1,794,068	(3,472)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,859,752)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$16,119	$—	$16,119
Austria	3,710	4,040	—	7,750
China	8,499	9,731	—	18,230
Denmark	—	12,516	—	12,516
France	—	51,290	—	51,290
Germany	—	40,937	—	40,937
Hong Kong	—	20,155	—	20,155
India	—	16,375	—	16,375
Indonesia	—	11,567	—	11,567
Italy	—	12,478	—	12,478
Japan	—	114,613	—	114,613
Mexico	4,920	—	—	4,920
Netherlands	10,834	24,613	—	35,447
Norway	—	4,076	—	4,076
South Korea	—	19,997	—	19,997
Spain	—	11,573	—	11,573
Sweden	—	7,811	—	7,811
Switzerland	—	26,070	—	26,070
Thailand	—	5,760	—	5,760
United Kingdom	6,006	96,359	—	102,365
United States	8,527	—	—	8,527
Preferred Stocks	—	10,906	—	10,906
Right	93	—	—	93
Repurchase Agreement	—	9,748	—	9,748
Total	$42,589	$526,734	$—	$569,323
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$5,868	$—	$5,868
Liabilities	—	(6,860)	—	(6,860)
Total	$—	$(992)	$—	$(992)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.75%

COMMON STOCKS 93.69%

Australia 9.56%

Banks 2.40%
National Australia Bank Ltd.	2,130,501	$58,756
Electric: Utilities 2.49%
AusNet Services	22,645,378	24,580
Spark Infrastructure Group	22,026,037	36,473
		61,053
Personal Products 0.54%
Asaleo Care Ltd. *	10,438,217	13,337
Real Estate Investment Trusts 4.13%
Federation Centres	14,967,981	35,107
Mirvac Group	23,674,234	35,410
Scentre Group *	10,453,519	30,716
		101,233
Total Australia		234,379

Austria 0.10%

Metals & Mining
Voestalpine AG	68,925	2,455

Belgium 1.02%

Air Freight & Logistics
bpost SA	953,336	25,086

Canada 1.99%

Oil, Gas & Consumable Fuels 1.25%
Baytex Energy Corp.	1,978,500	30,704
Real Estate Investment Trusts 0.74%
RioCan Real Estate Investment Trust	781,100	18,097
Total Canada		48,801

China 3.45%

Banks 1.57%
Bank of China Ltd. H Shares	69,173,000	38,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
China (continued)

Independent Power and Renewable Electricity Producer 0.55%
China Resources Power Holdings Co., Ltd.	4,846,000	$13,569
Real Estate Management & Development 1.33%
KWG Property Holding Ltd.	21,632,000	13,815
Shimao Property Holdings Ltd.	8,902,700	18,687
		32,502
Total China		84,687

Denmark 1.57%

Diversified Telecommunication Services
TDC A/S	5,217,184	38,611

Finland 1.39%

Diversified Telecommunication Services
Elisa OYJ	1,281,416	34,086

France 8.06%

Banks 0.73%
BNP Paribas SA	341,733	17,943
Diversified Telecommunication Services 1.14%
Orange SA	1,591,290	27,996
Electric: Utilities 1.06%
Electricite de France SA	955,938	25,915
Insurance 1.34%
AXA SA	1,406,242	32,895
Oil, Gas & Consumable Fuels 2.06%
Total SA ADR	982,380	50,602
Pharmaceuticals 0.82%
Sanofi	217,921	20,079
Textiles, Apparel & Luxury Goods 0.91%
Kering	110,091	22,212
Total France		197,642

Germany 8.03%

Automobiles 1.23%
Daimler AG Registered Shares	332,479	30,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Diversified Telecommunication Services 1.17%
Deutsche Telekom AG Registered Shares	1,655,272	$28,534
Industrial Conglomerates 1.00%
Siemens AG Registered Shares	231,960	24,504
Media 1.52%
ProSiebenSat.1 Media AG Registered Shares	843,706	37,349
Real Estate Management & Development 1.07%
Deutsche Annington Immobilien SE	756,989	26,291
Wireless Telecommunication Services 2.04%
Freenet AG	1,680,996	50,052
Total Germany		196,841

Hong Kong 3.30%

Electric: Utilities 1.49%
Cheung Kong Infrastructure Holdings Ltd.	4,466,000	36,653
Hotels, Restaurants & Leisure 0.77%
SJM Holdings Ltd.	12,861,000	18,882
Real Estate Management & Development 1.04%
Cheung Kong Holdings Ltd.	1,337,000	25,514
Total Hong Kong		81,049

Israel 0.61%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	9,371,771	14,946

Italy 2.13%

Gas Utilities 1.57%
Snam SpA	7,879,483	38,553
Oil, Gas & Consumable Fuels 0.56%
Eni SpA ADR	401,480	13,610
Total Italy		52,163

Japan 9.10%

Automobiles 2.06%
Nissan Motor Co., Ltd.	1,094,400	9,332
Toyota Motor Corp.	640,500	41,294
		50,626
Banks 0.55%
Aozora Bank Ltd.	3,710,000	13,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Capital Markets 1.03%
Daiwa Securities Group, Inc.	3,464,000	$25,168
Pharmaceuticals 0.82%
Daiichi Sankyo Co., Ltd.	1,387,700	20,132
Real Estate Management & Development 1.27%
Daiwa House Industry Co., Ltd.	1,687,800	31,082
Technology Hardware, Storage & Peripheral 0.97%
Ricoh Co., Ltd.	2,449,900	23,900
Tobacco 0.77%
Japan Tobacco, Inc.	696,700	18,976
Trading Companies & Distributors 1.63%
Mitsubishi Corp.	531,800	9,277
Sumitomo Corp.	3,100,000	30,592
		39,869
Total Japan		223,254

Mexico 0.89%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	13,190,837	21,719

Netherlands 3.38%

Insurance 1.26%
Aegon NV	4,344,564	30,963
Oil, Gas & Consumable Fuels 2.12%
Royal Dutch Shell plc Class A ADR	847,000	52,048
Total Netherlands		83,011

New Zealand 2.54%

Airlines 1.42%
Air New Zealand Ltd.	18,409,762	34,829
Diversified Telecommunication Services 1.12%
Spark New Zealand Ltd.	11,495,241	27,545
Total New Zealand		62,374

Norway 0.91%

Insurance
Gjensidige Forsikring ASA	1,319,169	22,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Portugal 1.20%

Electric: Utilities
EDP - Energias de Portugal SA	7,749,612	$29,479

Singapore 0.96%

Real Estate Investment Trusts
Mapletree Logistics Trust	26,580,000	23,578

South Korea 1.42%

Wireless Telecommunication Services
SK Telecom Co., Ltd.	133,266	34,924

Spain 3.25%

Electric: Utilities 0.63%
Red Electrica Corp. SA	180,512	15,379
Gas Utilities 1.65%
Enagas SA	1,278,444	40,485
Oil, Gas & Consumable Fuels 0.97%
Repsol SA	1,342,024	23,774
Total Spain		79,638

Sweden 1.84%

Diversified Telecommunication Services
TeliaSonera AB	7,316,391	45,082

Switzerland 2.17%

Pharmaceuticals
Novartis AG Registered Shares	286,816	27,951
Roche Holding AG	93,858	25,296
Total Switzerland		53,247

Taiwan 1.92%

Semiconductors & Semiconductor Equipment 0.96%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,032,500	23,448
Technology Hardware, Storage & Peripheral 0.96%
Asustek Computer, Inc.	2,252,000	23,537
Total Taiwan		46,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Thailand 0.66%

Banks
Krung Thai Bank PCL	23,223,300	$16,077

Turkey 0.84%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	3,088,709	20,561

United Kingdom 21.40%

Aerospace & Defense 1.77%
BAE Systems plc	5,693,268	43,341
Banks 2.60%
Barclays plc	6,546,913	22,993
HSBC Holdings plc	4,445,944	40,677
		63,670
Beverages 1.15%
Diageo plc	955,455	28,282
Electric: Utilities 1.16%
SSE plc	1,176,864	28,478
Food & Staples Retailing 0.77%
J Sainsbury plc	4,948,975	18,965
Food Products 1.18%
Unilever plc	658,252	28,985
Household Durables 1.17%
Berkeley Group Holdings plc	787,768	28,715
Insurance 2.62%
Catlin Group Ltd.	1,748,491	18,338
Lancashire Holdings Ltd.	1,289,840	11,861
Prudential plc	1,400,101	34,037
		64,236
Media 2.03%
Pearson plc	1,245,780	25,276
Reed Elsevier plc	1,415,228	24,570
		49,846
Metals & Mining 0.96%
Rio Tinto plc ADR	531,900	23,473
Multi-Utilities 0.99%
National Grid plc	1,725,610	24,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Oil, Gas & Consumable Fuels 1.09%
BP plc	4,157,977	$26,711
Pharmaceuticals 2.02%
AstraZeneca plc	595,801	42,412
GlaxoSmithKline plc	323,724	7,128
		49,540
Tobacco 1.89%
Imperial Tobacco Group plc	984,388	46,236
Total United Kingdom		524,738
Total Common Stocks (cost $2,333,710,692)		2,297,652

	Principal Amount
CORPORATE BOND 1.02%

Spain

Banks
Banco Popular Espanol SA (a) (cost $28,025,181)	$19,000,000	25,013

	Shares
PREFERRED STOCK 1.04%

Brazil

Independent Power and Renewable Electricity Producer
AES Tiete SA (cost $39,318,271)	4,132,100	25,502
Total Long-Term Investments (cost $2,401,054,144)		2,348,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.89%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $64,340,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $72,221,650; proceeds: $70,804,055 (cost $70,804,055)	$70,804	$70,804
Total Investments in Securities 98.64% (cost $2,471,858,199)		2,418,971

Foreign Cash and Other Assets in Excess of Liabilities(b) 1.36%		33,346

Net Assets 100.00%		$2,452,317

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Open Forward Foreign Currency Exchange Contracts at January 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	5/18/2015	5,520,000	$8,269,168	$8,308,300	$39,132
British pound	Buy	Morgan Stanley	5/18/2015	5,415,000	8,118,280	8,150,261	31,981
euro	Buy	Morgan Stanley	3/10/2015	9,105,000	10,212,414	10,291,816	79,402
Japanese yen	Buy	Morgan Stanley	3/5/2015	554,000,000	4,715,926	4,719,217	3,291
Japanese yen	Buy	Morgan Stanley	3/5/2015	580,000,000	4,852,305	4,940,696	88,391
Australian dollar	Sell	J.P.Morgan	2/17/2015	6,860,000	5,540,416	5,335,667	204,749
Australian dollar	Sell	J.P.Morgan	2/17/2015	7,020,000	5,719,551	5,460,114	259,437
Australian dollar	Sell	J.P.Morgan	2/17/2015	7,190,000	5,878,279	5,592,339	285,940
Australian dollar	Sell	Morgan Stanley	2/17/2015	4,410,000	3,553,585	3,430,072	123,513
Brazilian real	Sell	Goldman Sachs	3/13/2015	20,585,000	7,845,149	7,590,298	254,851
British pound	Sell	Morgan Stanley	5/18/2015	2,295,000	3,471,668	3,454,266	17,402
Canadian dollar	Sell	J.P.Morgan	2/17/2015	6,125,000	4,920,855	4,819,101	101,754
Canadian dollar	Sell	Morgan Stanley	2/17/2015	4,965,000	3,959,982	3,906,422	53,560
euro	Sell	Bank of America	3/10/2015	3,450,000	4,324,009	3,899,699	424,310
euro	Sell	Barclays Bank plc	4/20/2015	3,280,000	3,733,563	3,708,954	24,609
euro	Sell	Goldman Sachs	3/10/2015	18,060,000	22,190,293	20,414,079	1,776,214
euro	Sell	J.P.Morgan	3/10/2015	16,000,000	19,883,712	18,085,563	1,798,149
euro	Sell	J.P.Morgan	3/10/2015	6,935,000	8,661,148	7,838,961	822,187
euro	Sell	J.P.Morgan	3/10/2015	4,375,000	5,259,924	4,945,271	314,653
euro	Sell	J.P.Morgan	3/10/2015	4,375,000	5,366,134	4,945,271	420,863
euro	Sell	J.P.Morgan	4/20/2015	8,730,000	10,156,120	9,871,697	284,423
euro	Sell	Morgan Stanley	3/10/2015	4,730,000	5,899,160	5,346,544	552,616
euro	Sell	Morgan Stanley	3/10/2015	5,775,000	7,039,553	6,527,758	511,795
euro	Sell	Morgan Stanley	3/10/2015	4,000,000	4,993,109	4,521,391	471,718
euro	Sell	Morgan Stanley	3/10/2015	13,580,000	17,070,181	15,350,121	1,720,060
euro	Sell	Morgan Stanley	3/10/2015	4,050,000	5,031,206	4,577,908	453,298
euro	Sell	Morgan Stanley	3/10/2015	5,150,000	6,281,802	5,821,290	460,512
euro	Sell	Morgan Stanley	3/10/2015	9,050,000	11,309,408	10,229,646	1,079,762
euro	Sell	Morgan Stanley	3/10/2015	2,790,000	3,293,041	3,153,670	139,371
euro	Sell	Morgan Stanley	3/10/2015	5,385,000	6,707,792	6,086,922	620,870
euro	Sell	Morgan Stanley	4/20/2015	6,700,000	7,798,592	7,576,216	222,376
euro	Sell	Morgan Stanley	4/20/2015	12,300,000	14,222,406	13,908,576	313,830
euro	Sell	Morgan Stanley	4/20/2015	8,500,000	9,855,916	9,611,618	244,298
euro	Sell	UBS AG	3/10/2015	3,570,000	4,220,875	4,035,341	185,534
Japanese yen	Sell	Morgan Stanley	3/5/2015	4,800,000,000	41,885,211	40,888,519	996,692
Japanese yen	Sell	UBS AG	2/20/2015	6,990,000,000	66,205,094	59,535,412	6,669,682
South Korean won	Sell	Bank of America	4/13/2015	5,210,000,000	4,800,649	4,711,514	89,135
Taiwan dollar	Sell	Morgan Stanley	2/17/2015	730,000,000	24,101,955	23,081,727	1,020,228
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$23,160,588

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Bank of America	6/17/2015	6,865,000	$5,452,162	$5,299,855	$(152,307)
Australian dollar	Buy	J.P.Morgan	2/17/2015	51,555,000	45,106,501	40,099,173	(5,007,328)
Australian dollar	Buy	Morgan Stanley	2/17/2015	51,550,000	44,964,209	40,095,284	(4,868,925)
Australian dollar	Buy	Morgan Stanley	2/17/2015	51,555,000	45,035,076	40,099,173	(4,935,903)
Australian dollar	Buy	Morgan Stanley	2/17/2015	11,635,000	10,058,395	9,049,634	(1,008,761)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Morgan Stanley	6/17/2015	6,510,000	$5,105,882	$5,025,791	$(80,091)
British pound	Buy	Bank of America	2/20/2015	7,965,000	12,738,138	11,995,537	(742,601)
British pound	Buy	Goldman Sachs	5/18/2015	12,325,000	18,731,387	18,550,687	(180,700)
British pound	Buy	Morgan Stanley	2/20/2015	3,100,000	4,697,652	4,668,696	(28,956)
British pound	Buy	Morgan Stanley	2/20/2015	2,375,000	3,692,411	3,576,824	(115,587)
Canadian dollar	Buy	Bank of America	3/18/2015	21,215,000	18,222,063	16,685,513	(1,536,550)
Canadian dollar	Buy	Goldman Sachs	3/18/2015	38,900,000	34,248,415	30,594,695	(3,653,720)
Canadian dollar	Buy	J.P.Morgan	5/22/2015	30,355,000	25,088,975	23,857,808	(1,231,167)
Canadian dollar	Buy	Morgan Stanley	2/17/2015	34,615,000	30,441,680	27,234,805	(3,206,875)
Canadian dollar	Buy	Morgan Stanley	5/22/2015	30,355,000	24,645,452	23,857,808	(787,644)
euro	Buy	Citibank	3/10/2015	9,440,000	10,725,776	10,670,482	(55,294)
euro	Buy	Goldman Sachs	3/10/2015	6,735,000	7,621,011	7,612,891	(8,120)
euro	Buy	Goldman Sachs	3/10/2015	4,420,000	5,155,945	4,996,137	(159,808)
euro	Buy	Goldman Sachs	3/10/2015	3,180,000	3,761,103	3,594,506	(166,597)
euro	Buy	Goldman Sachs	3/10/2015	4,860,000	5,748,078	5,493,490	(254,588)
euro	Buy	Goldman Sachs	3/10/2015	12,520,000	14,900,632	14,151,953	(748,679)
euro	Buy	Goldman Sachs	3/10/2015	1,985,000	2,368,557	2,243,740	(124,817)
euro	Buy	Goldman Sachs	3/10/2015	5,250,000	6,517,387	5,934,325	(583,062)
euro	Buy	J.P.Morgan	3/10/2015	6,560,000	7,438,399	7,415,081	(23,318)
euro	Buy	Morgan Stanley	3/10/2015	5,775,000	6,801,751	6,527,758	(273,993)
euro	Buy	Morgan Stanley	3/10/2015	2,705,000	3,371,807	3,057,590	(314,217)
euro	Buy	Morgan Stanley	3/10/2015	3,510,000	3,984,771	3,967,520	(17,251)
euro	Buy	UBS AG	3/10/2015	6,310,000	7,849,741	7,132,494	(717,247)
Japanese yen	Buy	J.P.Morgan	2/20/2015	290,000,000	2,493,796	2,469,996	(23,800)
Japanese yen	Buy	Morgan Stanley	2/20/2015	550,000,000	4,705,628	4,684,474	(21,154)
Russian ruble	Buy	Morgan Stanley	3/23/2015	263,800,000	5,504,434	3,731,797	(1,772,637)
Singapore dollar	Buy	Morgan Stanley	5/18/2015	40,085,000	30,022,597	29,594,786	(427,811)
South African rand	Buy	Deutsche Bank AG	2/17/2015	364,100,000	32,319,206	31,197,118	(1,122,088)
South African rand	Buy	Deutsche Bank AG	3/25/2015	285,600,000	25,583,370	24,332,517	(1,250,853)
Swiss franc	Buy	Goldman Sachs	3/9/2015	10,465,000	12,015,339	11,417,657	(597,682)
Swiss franc	Buy	J.P.Morgan	3/9/2015	13,100,000	15,201,298	14,292,528	(908,770)
Turkish lira	Buy	Bank of America	4/20/2015	26,225,000	10,946,052	10,552,282	(393,770)
British pound	Sell	J.P.Morgan	2/20/2015	13,440,000	20,138,079	20,241,057	(102,978)
British pound	Sell	J.P.Morgan	5/18/2015	2,620,000	3,939,616	3,943,432	(3,816)
British pound	Sell	J.P.Morgan	5/18/2015	1,760,000	2,635,422	2,649,023	(13,601)
euro	Sell	J.P.Morgan	4/20/2015	15,380,000	17,268,629	17,391,374	(122,745)
euro	Sell	Morgan Stanley	4/20/2015	6,330,000	7,129,148	7,157,828	(28,680)
Japanese yen	Sell	Bank of America	3/5/2015	380,000,000	3,229,820	3,237,008	(7,188)
Japanese yen	Sell	Bank of America	5/11/2015	9,840,000,000	82,486,740	83,892,591	(1,405,851)
Japanese yen	Sell	J.P.Morgan	3/5/2015	775,000,000	6,425,995	6,601,792	(175,797)
Japanese yen	Sell	Morgan Stanley	3/5/2015	5,625,000,000	47,797,557	47,916,233	(118,676)
South Korean won	Sell	J.P.Morgan	4/13/2015	13,965,000,000	12,568,399	12,628,848	(60,449)
Swiss franc	Sell	J.P.Morgan	3/9/2015	49,420,000	51,258,648	53,918,833	(2,660,185)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(42,202,637)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$234,379	$—	$234,379
Austria	—	2,455	—	2,455
Belgium(3)	—	25,086	—	25,086
Canada	48,801	—	—	48,801
China	—	84,687	—	84,687
Denmark	—	38,611	—	38,611
Finland	—	34,086	—	34,086
France	50,602	147,040	—	197,642
Germany	—	196,841	—	196,841
Hong Kong	—	81,049	—	81,049
Israel(3)	14,946	—	—	14,946
Italy	13,610	38,553	—	52,163
Japan	—	223,254	—	223,254
Mexico	21,719	—	—	21,719
Netherlands	52,048	30,963	—	83,011
New Zealand	—	62,374	—	62,374
Norway	—	22,239	—	22,239
Portugal	—	29,479	—	29,479
Singapore(3)	23,578	—	—	23,578
South Korea	—	34,924	—	34,924
Spain	—	79,638	—	79,638
Sweden	—	45,082	—	45,082
Switzerland	—	53,247	—	53,247
Taiwan	23,448	23,537	—	46,985
Thailand(3)	16,077	—	—	16,077
Turkey	—	20,561	—	20,561
United Kingdom	35,334	489,404	—	524,738
Corporate Bond	—	25,013	—	25,013
Preferred Stock	25,502	—	—	25,502
Repurchase Agreement	—	70,804	—	70,804
Total	$325,665	$2,093,306	$—	$2,418,971
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$23,161	$—	$23,161
Liabilities	—	(42,203)	—	(42,203)
Total	$—	$(19,042)	$—	$(19,042)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of January 31, 2015, the following securities were transferred during the period ended January 31, 2015.

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 1/31/2015*
bpost SA.	Belgium	from Level 1 to Level 2	$25,127,147	Adjusted Valuation
Bezeq The Israeli Telecommunication Corp., Ltd.	Israel	from Level 2 to Level 1	$36,295,813	Last sale price
Mapletree Logistics Trust	Singapore	from Level 2 to Level 1	$25,348,228	Last sale price
Krung Thai Bank PCL	Thailand	from Level 2 to Level 1	$19,846,592	Last sale price

*	See Note 2(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 96.61%

COMMON STOCKS 95.49%

Australia 3.49%

Commercial Services & Supplies 1.02%
Spotless Group Holdings Ltd. *	3,292,673	$4,753
Food Products 0.48%
Select Harvests Ltd.	430,378	2,210
Multi-Utilities 0.99%
DUET Group	2,354,323	4,581
Real Estate Investment Trusts 1.00%
Charter Hall Group	1,234,929	4,628
Total Australia		16,172

Austria 0.55%

Semiconductors & Semiconductor Equipment
ams AG	64,964	2,543

Belgium 0.33%

Electric: Utilities
Elia System Operator SA	34,857	1,531

Brazil 0.71%

Multi-Line Retail
Magazine Luiza SA	1,305,200	3,298

Canada 4.01%

Auto Components 1.06%
Linamar Corp.	85,708	4,910
Commercial Services & Supplies 0.71%
Newalta Corp.	316,735	3,303
Metals & Mining 0.46%
HudBay Minerals, Inc.	291,766	2,124
Oil, Gas & Consumable Fuels 0.38%
Bankers Petroleum Ltd. *	758,950	1,744
Paper & Forest Products 1.40%
Interfor Corp. *	371,209	6,485
Total Canada		18,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
China 1.67%

Oil, Gas & Consumable Fuels 0.62%
China Suntien Green Energy Corp., Ltd. Class H	12,862,000	$2,878
Water Utilities 1.05%
CT Environmental Group Ltd.	4,876,000	4,871
Total China		7,749

Finland 1.11%

Leisure Product
Amer Sports OYJ	270,104	5,151

France 1.66%

Information Technology Services 0.94%
Altran Technologies SA	490,729	4,343
Life Sciences Tools & Services 0.72%
Genfit *	51,980	3,335
Total France		7,678

Georgia 0.44%

Banks
TBC Bank JSC GDR *†	156,797	2,053

Germany 6.07%

Auto Components 0.79%
ElringKlinger AG	104,807	3,652
Chemicals 0.57%
Symrise AG	40,729	2,666
Internet Software & Services 0.94%
XING AG	35,493	4,333
Life Sciences Tools & Services 1.15%
Gerresheimer AG	29,727	1,621
MorphoSys AG *	43,213	3,705
		5,326
Machinery 1.29%
Deutz AG	579,383	2,671
DMG MORI SEIKI AG	100,301	3,285
		5,956
Real Estate Management & Development 1.33%
Patrizia Immobilien AG *	350,731	6,150
Total Germany		28,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Greece 0.64%

Diversified Financial Services
Hellenic Exchanges - Athens Stock Exchange SA Holding *	548,152	$2,940

Hong Kong 5.42%

Capital Markets 1.68%
Sun Hung Kai & Co., Ltd.	8,660,000	7,787
Communications Equipment 0.70%
VTech Holdings Ltd.	230,500	3,250
Energy Equipment & Services 0.70%
Hilong Holding Ltd.	10,444,000	3,225
Hotels, Restaurants & Leisure 0.32%
REXLot Holdings Ltd.	18,775,000	1,466
Household Durables 1.09%
Techtronic Industries Co., Ltd.	1,540,000	5,029
Machinery 0.78%
Sinotruk Hong Kong Ltd.	6,605,500	3,624
Specialty Retail 0.15%
Esprit Holdings Ltd.	630,200	709
Total Hong Kong		25,090

India 4.30%

Consumer Finance 0.49%
SKS Microfinance Ltd. *	326,843	2,290
Real Estate Management & Development 1.21%
Housing Development & Infrastructure Ltd. *	1,807,389	3,194
Oberoi Realty Ltd.	530,165	2,415
		5,609
Thrifts & Mortgage Finance 2.60%
Indiabulls Housing Finance Ltd.	1,269,443	12,021
Total India		19,920

Indonesia 0.69%

Banks 0.31%
Bank Tabungan Negara Persero Tbk PT	18,370,800	1,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Indonesia (continued)

Consumer Finance 0.38%
PT Clipan Finance Indonesia Tbk *	52,233,850	$1,773
Total Indonesia		3,208

Ireland 1.45%

Health Care Providers & Services
UDG Healthcare plc	1,138,723	6,705

Israel 1.22%

Chemicals
Frutarom Industries Ltd.	179,379	5,621

Italy 2.97%

Banks 1.15%
Banca Popolare di Milano Scarl *	6,648,981	5,322
Capital Markets 0.13%
Anima Holding SpA *	119,380	598
Textiles, Apparel & Luxury Goods 1.69%
Brunello Cucinelli SpA	122,544	2,522
Moncler SpA	358,044	5,318
		7,840
Total Italy		13,760

Japan 19.88%

Auto Components 0.98%
Toyo Tire & Rubber Co., Ltd.	201,500	4,538
Building Products 0.64%
Aica Kogyo Co., Ltd.	133,600	2,974
Construction & Engineering 2.07%
Maeda Road Construction Co., Ltd.	283,000	4,466
SHO-BOND Holdings Co., Ltd.	121,200	5,131
		9,597
Diversified Financial Services 1.10%
Century Tokyo Leasing Corp.	215,900	5,105
Electronic Equipment, Instruments & Components 1.06%
Hitachi High-Technologies Corp.	149,500	4,644
Topcon Corp.	13,300	264
		4,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Food & Staples Retailing 0.65%
Sundrug Co., Ltd.	71,000	$3,014
Hotels, Restaurants & Leisure 1.40%
St. Marc Holdings Co., Ltd.	100,800	6,482
Household Durables 0.96%
Haseko Corp.	545,600	4,433
Information Technology Services 2.69%
NS Solutions Corp.	118,400	2,874
Obic Co., Ltd.	151,300	5,075
SCSK Corp.	180,500	4,495
		12,444
Machinery 2.57%
CKD Corp.	256,000	2,438
Nabtesco Corp.	144,900	3,741
NSK Ltd.	487,000	5,707
		11,886
Personal Products 1.29%
Kobayashi Pharmaceutical Co., Ltd.	89,000	5,952
Professional Services 1.45%
Temp Holdings Co., Ltd.	199,100	6,730
Real Estate Management & Development 1.95%
Hulic Co., Ltd.	508,900	4,623
Takara Leben Co., Ltd.	847,200	4,419
		9,042
Software 0.37%
NSD Co., Ltd.	109,800	1,695
Wireless Telecommunication Services 0.70%
Okinawa Cellular Telephone Co.	112,600	3,250
Total Japan		92,050

Luxembourg 2.29%

Real Estate Management & Development
GAGFAH SA *	250,956	5,612
Grand City Properties SA *	305,459	5,005
Total Luxembourg		10,617

Mexico 0.54%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	1,520,975	2,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 4.75%

Construction & Engineering 2.00%
Arcadis NV	305,461	$9,245
Machinery 1.42%
Aalberts Industries NV	228,837	6,591
Professional Services 1.33%
USG People NV	533,988	6,154
Total Netherlands		21,990

New Zealand 1.17%

Airlines
Air New Zealand Ltd.	2,866,194	5,422

Philippines 1.90%

Banks 0.75%
Rizal Commercial Banking Corp.	3,246,780	3,499
Real Estate Management & Development 1.15%
Filinvest Land, Inc.	139,694,000	5,310
Total Philippines		8,809

Portugal 1.27%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	2,063,430	5,852

Spain 0.48%

Food Products
Ebro Foods SA	129,370	2,201

Sweden 3.20%

Commercial Services & Supplies 1.51%
Loomis AB Class B	236,144	6,987
Food & Staples Retailing 1.69%
Axfood AB	128,834	7,824
Total Sweden		14,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 2.07%

Capital Markets 0.35%
EFG International AG *	149,050	$1,609
Communications Equipment 0.57%
Ascom Holding AG Registered Shares	170,833	2,631
Household Durables 1.15%
Forbo Holding AG Registered Shares *	5,531	5,348
Total Switzerland		9,588

Taiwan 1.16%

Semiconductors & Semiconductor Equipment
Epistar Corp.	3,019,000	5,348

United Kingdom 18.83%

Capital Markets 1.80%
Ashmore Group plc	846,255	3,561
Jupiter Fund Management plc	840,928	4,784
		8,345
Chemicals 1.41%
Essentra plc	525,132	6,538
Communications Equipment 0.61%
Telit Communications plc *	914,329	2,809
Diversified Financial Services 1.52%
Arrow Global Group plc	2,070,544	7,032
Health Care Providers & Services 0.74%
Synergy Health plc	105,311	3,434
Household Durables 0.97%
Berkeley Group Holdings plc	123,646	4,507
Information Technology Services 1.16%
Innovation Group plc	12,222,407	5,379
Insurance 0.60%
Just Retirement Group plc	1,324,124	2,778
Multi-Line Retail 2.92%
B&M European Value Retail SA	1,334,154	6,339
Debenhams plc	3,004,632	3,390
Poundland Group plc	710,384	3,779
		13,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Oil, Gas & Consumable Fuels 1.01%
Cairn Energy plc *	848,053	$2,444
Genel Energy plc *	239,667	2,240
		4,684
Professional Services 3.33%
Exova Group plc *	1,666,655	3,766
Hays plc	1,808,574	4,214
Michael Page International plc	1,061,117	7,425
		15,405
Software 0.46%
Tungsten Corp. plc *	614,443	2,107
Specialty Retail 1.23%
Howden Joinery Group plc	894,860	5,711
Textiles, Apparel & Luxury Goods 0.82%
Jimmy Choo plc *	1,423,571	3,817
Trading Companies & Distributors 0.25%
Diploma plc	99,892	1,138
Total United Kingdom		87,192

United States 1.22%

Commercial Services & Supplies 0.22%
APR Energy plc	389,841	996
Diversified Financial Services 1.00%
iShares MSCI EAFE Small-Cap ETF	99,278	4,650
Total United States		5,646
Total Common Stocks (cost $434,244,492)		442,098

PREFERRED STOCK 1.12%

Germany

Machinery
Jungheinrich AG (cost $6,198,801)	85,354	5,173
Total Long-Term Investments (cost $440,443,293)		447,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 2.62%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $11,020,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $12,369,950; proceeds: $12,127,067 (cost $12,127,067)	$12,127	$12,127
Total Investments in Securities 99.23% (cost $452,570,360)		459,398

Foreign Cash and Other Assets in Excess of Liabilities(a) 0.77%		3,569

Net Assets 100.00%		$462,967

ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P. Morgan	3/26/2015	610,000	$913,783	$918,468	$4,685
British pound	Buy	Morgan Stanley	3/26/2015	620,000	931,104	933,524	2,420
euro	Buy	Morgan Stanley	3/10/2015	2,635,000	2,969,825	2,978,466	8,641
Japanese yen	Buy	J.P. Morgan	3/5/2015	448,000,000	3,745,110	3,816,262	71,152
Japanese yen	Buy	J.P. Morgan	3/5/2015	317,000,000	2,628,439	2,700,346	71,907
Japanese yen	Buy	Morgan Stanley	3/5/2015	198,000,000	1,685,475	1,686,651	1,176
Japanese yen	Buy	Morgan Stanley	3/5/2015	60,000,000	501,962	511,106	9,144
Japanese yen	Buy	Morgan Stanley	3/5/2015	356,500,000	3,011,040	3,036,824	25,784
Japanese yen	Buy	Morgan Stanley	3/5/2015	187,000,000	1,587,497	1,592,949	5,452
Japanese yen	Buy	Morgan Stanley	3/5/2015	195,000,000	1,660,449	1,661,096	647
South Korean won	Buy	Barclays Bank plc	4/13/2015	13,285,000,000	11,971,812	12,013,909	42,097
Swiss franc	Buy	Morgan Stanley	3/17/2015	19,800,000	20,555,930	21,610,530	1,054,600
Australian dollar	Sell	Citibank	2/17/2015	2,650,000	2,109,212	2,061,154	48,058
British pound	Sell	Barclays Bank plc	3/26/2015	8,460,000	13,248,852	12,738,090	510,762
British pound	Sell	J.P. Morgan	3/26/2015	1,295,000	2,044,087	1,949,861	94,226
British pound	Sell	Morgan Stanley	2/17/2015	3,520,000	5,693,076	5,301,335	391,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	5/22/2015	2,925,000	$2,330,312	$2,298,932	$31,380
Indian rupee	Sell	Barclays Bank plc	3/9/2015	200,000,000	3,216,830	3,203,694	13,136
Indian rupee	Sell	Morgan Stanley	3/9/2015	84,500,000	1,355,883	1,353,561	2,322
Indian rupee	Sell	Morgan Stanley	3/9/2015	200,000,000	3,211,355	3,203,694	7,661
Indonesian rupiah	Sell	Barclays Bank plc	2/10/2015	33,450,000,000	2,655,647	2,632,589	23,058
Japanese yen	Sell	J.P. Morgan	3/5/2015	240,000,000	2,111,421	2,044,426	66,995
Japanese yen	Sell	Morgan Stanley	3/5/2015	545,000,000	4,867,070	4,642,551	224,519
Japanese yen	Sell	Morgan Stanley	3/5/2015	310,000,000	2,701,503	2,640,717	60,786
Japanese yen	Sell	Morgan Stanley	3/5/2015	665,000,000	5,802,847	5,664,763	138,084
New Zealand dollar	Sell	Goldman Sachs	5/18/2015	4,275,000	3,274,817	3,079,224	195,593
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,106,026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Bank of America	4/13/2015	4,875,000	$3,953,079	$3,778,447	$(174,632)
Australian dollar	Buy	J.P. Morgan	2/17/2015	2,433,000	2,128,680	1,892,373	(236,307)
Australian dollar	Buy	Morgan Stanley	2/17/2015	2,434,000	2,123,043	1,893,151	(229,892)
Australian dollar	Buy	Morgan Stanley	2/17/2015	2,433,000	2,125,310	1,892,373	(232,937)
British pound	Buy	Bank of America	3/26/2015	605,000	916,968	910,939	(6,029)
British pound	Buy	Morgan Stanley	2/17/2015	3,520,000	5,452,349	5,301,335	(151,014)
British pound	Buy	UBS AG	3/26/2015	2,430,000	3,694,725	3,658,813	(35,912)
Canadian dollar	Buy	J.P. Morgan	5/22/2015	12,860,000	10,629,030	10,107,442	(521,588)
Canadian dollar	Buy	Morgan Stanley	5/22/2015	12,860,000	10,441,130	10,107,442	(333,688)
euro	Buy	Barclays Bank plc	3/10/2015	2,300,000	2,856,401	2,599,800	(256,601)
euro	Buy	Morgan Stanley	3/10/2015	985,000	1,224,509	1,113,392	(111,117)
South Korean won	Buy	Barclays Bank plc	2/9/2015	9,420,000,000	8,781,661	8,596,235	(185,426)
Canadian dollar	Sell	Morgan Stanley	5/22/2015	3,950,000	3,091,264	3,104,541	(13,277)
Indian rupee	Sell	Barclays Bank plc	3/9/2015	87,000,000	1,390,910	1,393,607	(2,697)
Indian rupee	Sell	Barclays Bank plc	3/9/2015	56,800,000	898,834	909,849	(11,015)
Indian rupee	Sell	Morgan Stanley	3/9/2015	446,800,000	7,089,250	7,157,052	(67,802)
Japanese yen	Sell	Citibank	3/5/2015	276,500,000	2,307,703	2,355,349	(47,646)
Japanese yen	Sell	J.P. Morgan	3/5/2015	120,000,000	1,020,361	1,022,213	(1,852)
Philippine peso	Sell	Morgan Stanley	4/13/2015	227,100,000	5,014,906	5,124,560	(109,654)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,729,086)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia(3)	$—	$16,172	$—	$16,172
Austria	—	2,543	—	2,543
Belgium	—	1,531	—	1,531
Brazil	3,298	—	—	3,298
Canada	18,566	—	—	18,566
China	—	7,749	—	7,749
Finland	—	5,151	—	5,151
France	—	7,678	—	7,678
Georgia(3)	2,053	—	—	2,053
Germany	—	28,083	—	28,083
Greece	—	2,940	—	2,940
Hong Kong	3,250	21,840	—	25,090
India	—	19,920	—	19,920
Indonesia	1,773	1,435	—	3,208
Ireland	6,705	—	—	6,705
Israel(3)	5,621	—	—	5,621
Italy(3)	3,120	10,640	—	13,760
Japan	—	92,050	—	92,050
Luxembourg	5,005	5,612	—	10,617
Mexico	2,504	—	—	2,504
Netherlands	—	21,990	—	21,990
New Zealand	—	5,422	—	5,422
Philippines	—	8,809	—	8,809
Portugal	—	5,852	—	5,852
Spain	—	2,201	—	2,201
Sweden	7,824	6,987	—	14,811
Switzerland(3)	—	9,588	—	9,588
Taiwan	—	5,348	—	5,348
United Kingdom(3)	28,553	58,639	—	87,192
United States	4,650	996	—	5,646
Preferred Stock	—	5,173	—	5,173
Repurchase Agreement	—	12,127	—	12,127
Total	$92,922	$366,476	$—	$459,398
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,106	$—	$3,106
Liabilities	—	(2,729)	—	(2,729)
Total	$—	$377	$—	$377

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of January 31, 2015, the following securities were transferred during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2015

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 1/31/2015*
Select Harvests Ltd.	Australia	from Level 1 to Level 2	$2,111,224	Adjusted Valuation
TBC Bank JSC GDR	Georgia	from Level 2 to Level 1	$4,983,357	Last sale price
Frutarom Industries Ltd.	Israel	from Level 2 to Level 1	$4,539,159	Last sale price
Brunello Cucinelli SpA	Italy	from Level 2 to Level 1	$2,483,021	Last sale price
Forbo Holding Ag Registered Shares	Switzerland	from Level 1 to Level 2	$6,128,091	Adjusted Valuation
Telit Communications plc	United Kingdom	from Level 2 to Level 1	$3,473,352	Last sale price
Arrow Global Group plc	United Kingdom	from Level 2 to Level 1	$8,452,167	Last sale price
Synergy Health plc	United Kingdom	from Level 2 to Level 1	$7,662,542	Last sale price

*	See Note 2(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.37%

Aerospace & Defense 2.63%

Astronics Corp.*	32,574	$1,814
TASER International, Inc.*	90,781	2,452
Total		4,266

Air Freight & Logistics 1.10%

Echo Global Logistics, Inc.*	67,873	1,792

Banks 0.82%

Square 1 Financial, Inc. Class A*	56,945	1,325

Biotechnology 22.05%

Acceleron Pharma, Inc.*	43,906	1,733
Alder Biopharmaceuticals, Inc.*	46,658	1,264
Anacor Pharmaceuticals, Inc.*	46,054	1,732
Avalanche Biotechnologies, Inc.*	31,237	1,239
Bluebird Bio, Inc.*	23,022	2,139
Chimerix, Inc.*	50,094	2,009
Epizyme, Inc.*	34,307	657
Foundation Medicine, Inc.*	29,828	1,422
Infinity Pharmaceuticals, Inc.*	69,787	1,078
Karyopharm Therapeutics, Inc.*	31,043	824
Kite Pharma, Inc.*	26,036	1,748
Progenics Pharmaceuticals, Inc.*	198,289	1,186
ProQR Therapeutics NV (Netherlands)*(a)	47,381	951
PTC Therapeutics, Inc.*	40,797	2,240
Receptos, Inc.*	19,418	2,139
Regulus Therapeutics, Inc.*	98,081	1,878
Repligen Corp.*	96,024	2,332
Sage Therapeutics, Inc.*	47,365	1,913
Sangamo BioSciences, Inc.*	18,284	234
Spark Therapeutics, Inc.*	36,482	1,824
TESARO, Inc.*	53,610	2,157
Ultragenyx Pharmaceutical, Inc.*	33,852	1,967
Verastem, Inc.*	159,787	1,166
Total		35,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2015

Investments	Shares	Fair Value (000)
Building Products 1.54%

Trex Co., Inc.*	58,851	$2,503

Capital Markets 3.34%

HFF, Inc. Class A	56,511	1,920
Noah Holdings Ltd. ADR*	78,370	1,463
Piper Jaffray Cos.*	28,521	1,456
Silvercrest Asset Management Group, Inc. Class A	42,092	593
Total		5,432

Chemicals 0.44%

Flotek Industries, Inc.*	44,271	716

Commercial Services & Supplies 0.66%

US Ecology, Inc.	25,719	1,066

Communications Equipment 1.47%

Ruckus Wireless, Inc.*	108,070	1,144
Sierra Wireless, Inc. (Canada)*(a)	34,641	1,251
Total		2,395

Diversified Consumer Services 2.50%

2U, Inc.*	137,460	2,445
LifeLock, Inc.*	108,880	1,617
Total		4,062

Diversified Financial Services 0.79%

On Deck Capital, Inc.*	84,882	1,280

Electronic Equipment, Instruments & Components 2.02%

Control4 Corp.*	67,649	1,027
FARO Technologies, Inc.*	40,832	2,260
Total		3,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2015

Investments	Shares	Fair Value (000)
Food & Staples Retailing 3.33%

Chefs’ Warehouse, Inc. (The)*	79,506	$1,701
Diplomat Pharmacy, Inc.*	67,260	1,653
Natural Grocers by Vitamin Cottage, Inc.*	66,999	2,063
Total		5,417

Health Care Equipment & Supplies 13.09%

AtriCure, Inc.*	83,976	1,666
Cardiovascular Systems, Inc.*	68,687	2,342
Entellus Medical, Inc.*	78,400	1,693
Inogen, Inc.*	69,851	2,137
K2M Group Holdings, Inc.*	93,033	1,758
LDR Holding Corp.*	64,988	2,175
Nevro Corp.*	33,469	1,525
NxStage Medical, Inc.*	139,836	2,502
Sientra, Inc.*	52,015	782
Spectranetics Corp. (The)*	54,572	1,785
ZELTIQ Aesthetics, Inc.*	90,074	2,901
Total		21,266

Health Care Providers & Services 2.22%

AAC Holdings, Inc.*	32,857	838
ExamWorks Group, Inc.*	36,953	1,366
HealthEquity, Inc.*	67,723	1,407
Total		3,611

Health Care Technology 0.24%

Imprivata, Inc.*	29,504	396

Hotels, Restaurants & Leisure 3.65%

BJ’s Restaurants, Inc.*	26,860	1,190
Habit Restaurants, Inc. (The) Class A*	37,774	1,246
Red Robin Gourmet Burgers, Inc.*	21,741	1,685
Zoe’s Kitchen, Inc.*	58,689	1,816
Total		5,937

Household Durables 1.06%

iRobot Corp.*	54,828	1,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 0.52%

Luxoft Holding, Inc. (Switzerland)*(a)	21,653	$845

Internet & Catalog Retail 0.48%

1-800-Flowers.com, Inc. Class A*	98,841	780

Internet Software & Services 6.56%

Amber Road, Inc.*	119,625	1,138
Bazaarvoice, Inc.*	122,375	1,017
Benefitfocus, Inc.*	30,775	744
comScore, Inc.*	36,418	1,514
Constant Contact, Inc.*	54,932	2,078
Hortonworks, Inc.*	33,538	711
LivePerson, Inc.*	43,493	465
Textura Corp.*	58,321	1,454
TrueCar, Inc.*	84,063	1,478
Wix.com Ltd. (Israel)*(a)	2,749	54
Total		10,653

Leisure Product 1.23%

Malibu Boats, Inc. Class A*	91,722	2,001

Life Sciences Tools & Services 2.35%

Fluidigm Corp.*	77,591	2,990
Pacific Biosciences of California, Inc.*	104,039	836
Total		3,826

Media 1.71%

Rentrak Corp.*	36,150	2,781

Pharmaceuticals 3.73%

Cempra, Inc.*	54,094	1,501
Depomed, Inc.*	135,575	2,477
Intersect ENT, Inc.*	98,592	2,077
Total		6,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2015

Investments	Shares	Fair Value (000)
Professional Services 2.24%

Insperity, Inc.	44,816	$1,880
Paylocity Holding Corp.*	74,413	1,753
Total		3,633

Real Estate Investment Trusts 0.54%

CyrusOne, Inc.	31,502	884

Real Estate Management & Development 1.02%

Marcus & Millichap, Inc.*	48,517	1,663

Semiconductors & Semiconductor Equipment 4.22%

Ambarella, Inc.*	49,051	2,713
Inphi Corp.*	120,049	2,353
Integrated Silicon Solution, Inc.	111,309	1,790
Total		6,856

Software 6.64%

Ellie Mae, Inc.*	33,985	1,504
Materialise NV ADR*	160,932	1,411
Mavenir Systems, Inc.*	138,254	1,655
Qualys, Inc.*	63,686	2,421
Rubicon Project, Inc. (The)*	129,446	1,907
TubeMogul, Inc.*	74,525	1,131
Yodlee, Inc.*	83,008	765
Total		10,794

Specialty Retail 1.78%

MarineMax, Inc.*	113,655	2,899

Technology Hardware, Storage & Peripherals 1.40%

Cray, Inc.*	46,389	1,507
Violin Memory, Inc.*	199,585	767
Total		2,274
Total Common Stocks (cost $127,689,300)		158,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.10%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $4,580,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $5,141,050; proceeds: $5,037,686 (cost $5,037,686)	$5,038	$5,038
Total Investments in Securities 100.47% (cost $132,726,986)		163,295

Liabilities in Excess of Other Assets (0.47)%		(762)

Net Assets 100.00%		$162,533

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$158,257	$—	$—	$158,257
Repurchase Agreement	—	5,038	—	5,038
Total	$158,257	$5,038	$—	$163,295

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.55%

Aerospace & Defense 1.31%

Astronics Corp.*	36,360	$2,025

Auto Components 3.88%

Fox Factory Holding Corp.*	152,300	2,313
Gentherm, Inc.*	63,600	2,339
Tower International, Inc.*	57,100	1,352
Total		6,004

Banks 17.69%

Bank of Marin Bancorp	44,600	2,186
BNC Bancorp	190,600	3,046
CoBiz Financial, Inc.	259,266	2,826
Eagle Bancorp, Inc.*	33,400	1,142
Pacific Premier Bancorp, Inc.*	265,800	3,950
Park Sterling Corp.	239,300	1,603
Pinnacle Financial Partners, Inc.	47,000	1,689
Renasant Corp.	117,800	3,082
South State Corp.	68,700	4,102
Square 1 Financial, Inc. Class A*	162,356	3,776
Total		27,402

Beverages 0.76%

Craft Brew Alliance, Inc.*	98,900	1,177

Building Products 3.10%

Patrick Industries, Inc.*	111,600	4,799

Capital Markets 3.37%

Silvercrest Asset Management Group, Inc. Class A	189,932	2,678
Westwood Holdings Group, Inc.	43,100	2,542
Total		5,220

Chemicals 2.39%

Chase Corp.	44,500	1,593
Quaker Chemical Corp.	26,800	2,115
Total		3,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 5.19%

Mobile Mini, Inc.	45,200	$1,641
Multi-Color Corp.	109,800	6,392
Total		8,033

Construction Materials 2.16%

Caesarstone Sdot-Yam Ltd. (Israel)(a)	53,900	3,347

Electrical Equipment 0.93%

AZZ, Inc.	34,100	1,439

Electronic Equipment, Instruments & Components 2.73%

CTS Corp.	139,625	2,234
Orbotech Ltd. (Israel)*(a)	129,600	2,000
Total		4,234

Energy Equipment & Services 0.30%

Gulfmark Offshore, Inc. Class A	23,700	468

Food Products 2.79%

Diamond Foods, Inc.*	83,700	2,057
Farmer Bros Co.*	75,800	2,267
Total		4,324

Gas Utilities 2.90%

Chesapeake Utilities Corp.	92,100	4,491

Health Care Providers & Services 2.37%

CorVel Corp.*	60,640	1,997
Providence Service Corp. (The)*	43,100	1,681
Total		3,678

Hotels, Restaurants & Leisure 3.84%

Denny’s Corp.*	418,800	4,557
Sonic Corp.	46,000	1,392
Total		5,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 1.33%

Information Services Group, Inc.	511,700	$2,057

Insurance 2.68%

AMERISAFE, Inc.	43,600	1,774
Argo Group International Holdings Ltd.	44,400	2,375
Total		4,149

Leisure Product 2.07%

Malibu Boats, Inc. Class A*	147,100	3,210

Machinery 4.36%

Lydall, Inc.*	138,700	3,821
Standex International Corp.	41,800	2,930
Total		6,751

Media 1.27%

Carmike Cinemas, Inc.*	71,400	1,976

Oil, Gas & Consumable Fuels 0.77%

Sanchez Energy Corp.*	49,000	546
Triangle Petroleum Corp.*	123,800	650
Total		1,196

Paper & Forest Products 4.21%

Boise Cascade Co.*	82,400	3,332
Neenah Paper, Inc.	55,675	3,195
Total		6,527

Real Estate Investment Trusts 4.04%

First Industrial Realty Trust, Inc.	158,200	3,438
Retail Opportunity Investments Corp.	159,800	2,823
Total		6,261

Real Estate Management & Development 0.75%

Marcus & Millichap, Inc.*	33,900	1,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2015

Investments	Shares	Fair Value (000)
Road & Rail 0.89%

Roadrunner Transportation Systems, Inc.*	68,100	$1,384

Semiconductors & Semiconductor Equipment 1.96%

FormFactor, Inc.*	401,800	3,034

Specialty Retail 4.44%

Express, Inc.*	157,900	2,065
Francesca’s Holdings Corp.*	141,200	2,240
Genesco, Inc.*	5,894	421
Lumber Liquidators Holdings, Inc.*	34,100	2,153
Total		6,879

Technology Hardware, Storage & Peripheral 2.56%

Electronics for Imaging, Inc.*	102,700	3,969

Thrifts & Mortgage Finance 1.02%

Essent Group Ltd.*	67,800	1,586

Trading Companies & Distributors 6.43%

Aceto Corp.	147,900	2,869
H&E Equipment Services, Inc.	90,200	1,582
Lawson Products, Inc.*	123,800	3,046
Rush Enterprises, Inc. Class A*	87,900	2,461
Total		9,958

Water Utilities 2.06%

Connecticut Water Service, Inc.	88,700	3,190
Total Common Stocks (cost $120,533,862)		149,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.47%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $6,295,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $7,066,138; proceeds: $6,925,910 (cost $6,925,910)	$6,926	$6,926
Total Investments in Securities 101.02% (cost $127,459,772)		156,513

Liabilities in Excess of Other Assets (1.02)%		(1,587)

Net Assets 100.00%		$154,926

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	149,587	—	—	149,587
Repurchase Agreement	—	6,926	—	6,926
Total	$149,587	$6,926	$—	$156,513

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.01%

Banks 9.00%

Bank of Hawaii Corp.	583,400	$32,939
Citizens Financial Group, Inc.	1,316,611	31,467
City National Corp.	146,184	12,673
East West Bancorp, Inc.	1,047,856	37,911
First Republic Bank	514,100	26,178
PacWest Bancorp	958,100	40,964
Signature Bank*	397,511	46,560
Western Alliance Bancorp*	1,459,494	37,524
Total		266,216

Capital Markets 2.39%

Ares Management LP	1,252,484	23,784
Moelis & Co. Class A	510,700	15,832
Raymond James Financial, Inc.	590,283	31,061
Total		70,677

Chemicals 0.51%

Albemarle Corp.	314,500	15,178

Commercial Services & Supplies 0.52%

KAR Auction Services, Inc.	452,980	15,451

Construction & Engineering 0.97%

Jacobs Engineering Group, Inc.*	749,362	28,551

Containers & Packaging 4.30%

Berry Plastics Group, Inc.*	1,290,732	43,653
Rock-Tenn Co. Class A	752,400	48,831
Sealed Air Corp.	857,100	34,712
Total		127,196

Diversified Telecommunication Services 0.96%

Zayo Group Holdings, Inc.*	1,023,298	28,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2015

Investments	Shares	Fair Value (000)
Electric: Utilities 3.18%

ITC Holdings Corp.	1,032,200	$43,910
Portland General Electric Co.	1,259,300	49,994
Total		93,904

Electronic Equipment, Instruments & Components 0.89%

Amphenol Corp. Class A	487,800	26,200

Energy Equipment & Services 2.39%

Bristow Group, Inc.	403,600	22,485
Gulfmark Offshore, Inc. Class A	735,296	14,507
Helix Energy Solutions Group, Inc.*	1,213,500	22,777
Helmerich & Payne, Inc.	185,200	11,031
Total		70,800

Food Products 2.82%

Bunge Ltd.	289,500	25,919
Pinnacle Foods, Inc.	1,594,851	57,367
Total		83,286

Health Care Equipment & Supplies 0.25%

Align Technology, Inc.*	138,965	7,372

Health Care Providers & Services 4.35%

Amsurg Corp.*	393,200	21,697
Community Health Systems, Inc.*	493,400	23,224
ExamWorks Group, Inc.*	987,659	36,504
MEDNAX, Inc.*	478,600	32,492
Team Health Holdings, Inc.*	284,700	14,719
Total		128,636

Hotels, Restaurants & Leisure 2.42%

Bloomin’ Brands, Inc.*	1,530,700	37,831
Sonic Corp.	1,111,500	33,645
Total		71,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2015

Investments	Shares	Fair Value (000)
Household Durables 3.12%

Jarden Corp.*	1,210,400	$58,123
Lennar Corp. Class A	759,450	34,107
Total		92,230

Information Technology Services 8.87%

Acxiom Corp.*	1,319,536	24,016
Amdocs Ltd.	634,698	30,580
Cardtronics, Inc.*	859,400	28,884
Fidelity National Information Services, Inc.	714,436	44,602
iGATE Corp.*	1,196,900	42,370
MAXIMUS, Inc.	749,966	41,788
Sapient Corp.*	316,227	7,861
Vantiv, Inc. Class A*	1,226,713	42,187
Total		262,288

Insurance 6.11%

Arch Capital Group Ltd.*	725,006	42,029
Hartford Financial Services Group, Inc. (The)	1,004,435	39,072
HCC Insurance Holdings, Inc.	1,165,225	62,153
Markel Corp.*	54,713	37,389
Total		180,643

Internet Software & Services 2.74%

Akamai Technologies, Inc.*	1,392,800	80,998

Leisure Product 0.95%

Brunswick Corp.	516,400	28,030

Life Sciences Tools & Services 2.64%

PerkinElmer, Inc.	988,200	45,170
Quintiles Transnational Holdings, Inc.*	545,649	33,012
Total		78,182

Machinery 4.19%

Rexnord Corp.*	911,400	22,557
Snap-on, Inc.	272,500	36,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2015

Investments	Shares	Fair Value (000)
Machinery (continued)

WABCO Holdings, Inc.*	371,200	$35,327
Xylem, Inc.	874,499	29,820
Total		123,868

Media 1.72%

AMC Networks, Inc. Class A*	265,900	17,736
New York Times Co. (The) Class A	2,630,364	33,116
Total		50,852

Metals & Mining 2.23%

Allegheny Technologies, Inc.	1,051,800	30,008
Reliance Steel & Aluminum Co.	687,500	36,004
Total		66,012

Multi-Utilities 1.66%

CMS Energy Corp.	1,299,500	49,030

Oil, Gas & Consumable Fuels 1.75%

Cimarex Energy Co.	123,103	12,704
EQT Corp.	258,200	19,221
Rice Energy, Inc.*	1,151,778	19,672
Total		51,597

Pharmaceuticals 1.09%

Actavis plc*	63,220	16,851
Prestige Brands Holdings, Inc.*	447,000	15,314
Total		32,165

Professional Services 1.13%

Robert Half International, Inc.	575,660	33,423

Real Estate Investment Trusts 6.75%

American Campus Communities, Inc.	1,126,500	49,521
BioMed Realty Trust, Inc.	1,237,675	30,261
Camden Property Trust	418,500	32,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2015

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

Federal Realty Investment Trust	351,500	$50,535
Highwoods Properties, Inc.	786,000	36,942
Total		199,505

Real Estate Management & Development 1.10%

Realogy Holdings Corp.*	701,826	32,635

Road & Rail 2.81%

Genesee & Wyoming, Inc. Class A*	367,800	30,325
Ryder System, Inc.	637,900	52,812
Total		83,137

Semiconductors & Semiconductor Equipment 4.81%

Lam Research Corp.	406,956	31,108
Marvell Technology Group Ltd.	4,167,800	64,559
Synaptics, Inc.*	607,778	46,683
Total		142,350

Software 1.07%

Rovi Corp.*	1,365,800	31,564

Specialty Retail 4.60%

American Eagle Outfitters, Inc.	1,473,300	20,685
CST Brands, Inc.	516,900	22,279
Genesco, Inc.*	59,624	4,260
Penske Automotive Group, Inc.	347,000	16,778
Sally Beauty Holdings, Inc.*	1,399,400	43,493
Urban Outfitters, Inc.*	821,200	28,627
Total		136,122

Textiles, Apparel & Luxury Goods 1.57%

PVH Corp.	247,999	27,344
Steven Madden Ltd.*	554,600	19,045
Total		46,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2015

Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 0.93%

Essent Group Ltd.*	1,170,605	$27,380

Trading Companies & Distributors 1.61%

United Rentals, Inc.*	218,000	18,061
Watsco, Inc.	272,700	29,686
Total		47,747

Water Utilities 1.61%

American Water Works Co., Inc.	847,318	47,568
Total Common Stocks (cost $2,373,771,677)		2,957,055

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.31%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $6,920,000 of U.S. Treasury Note at 8.125% due 8/15/2019; value: $9,307,400; proceeds: $9,120,982 (cost $9,120,982)	$9,121	9,121
Total Investments in Securities 100.32% (cost $2,382,892,659)		2,966,176

Liabilities in Excess of Other Assets (0.32)%		(9,547)

Net Assets 100.00%		$2,956,629

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,957,055	$—	$—	$2,957,055
Repurchase Agreement	—	9,121	—	9,121
Total	$2,957,055	$9,121	$—	$2,966,176

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow each Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of January 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$1,161,467,511	$4,184,267,675	$1,409,792,583
Gross unrealized gain	128,094,605	618,399,822	61,324,515
Gross unrealized loss	(26,228,225)	(146,225,754)	(23,244,348)
Net unrealized security gain	$101,866,380	$472,174,068	$38,080,167

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$553,480,564	$2,491,732,936	$454,379,142
Gross unrealized gain	50,191,504	144,882,772	47,610,061
Gross unrealized loss	(34,349,007)	(217,644,995)	(42,591,576)
Net unrealized security gain (loss)	$15,842,497	$(72,762,223)	$5,018,485

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$135,657,311	$127,513,507	$2,383,621,138
Gross unrealized gain	31,446,891	32,478,174	653,111,885
Gross unrealized loss	(3,809,563)	(3,478,265)	(70,556,537)
Net unrealized security gain	$27,637,328	$28,999,909	$582,555,348

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	5,867,507	6,859,752
International Dividend Income Fund	23,160,588	42,202,637
International Opportunities Fund	3,106,026	2,729,086

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2015:

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2015	Fair Value at 1/31/2015	Net Realized Gain 11/1/2014 to 1/31/2015		Dividend Income 11/1/2014 to 1/31/2015
Lord Abbett Developing Growth Fund, Inc. - Class I	8,998,347	1,591,053	(375,582)	10,213,818	$248,093,647	$40,948,791	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	14,750,328	1,557,416	(565,687)	15,742,057	254,234,221	8,817,326	(b)	3,596,606
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	6,811,662	909,610	(976,412)	6,744,860	123,835,633	19,840,689	(c)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,649,832	479,962	(17,214)	4,112,580	120,909,853	13,137,350	(d)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	7,078,265	1,944,165	(190,981)	8,831,449	249,488,446	54,142,578	(e)	673,626
Lord Abbett Securities Trust - Value Opportunities Fund-Class I	11,450,061	1,654,871	(426,411)	12,678,521	248,245,448	32,637,317	(f)	—
Total					$1,244,807,248	$169,524,051		$4,270,232

Notes to Schedule of Investments (unaudited)(concluded)

(a)	Includes $38,678,495 of distributed capital gains.
(b)	Includes $7,399,282 of distributed capital gains.
(c)	Includes $15,818,117 of distributed capital gains.
(d)	Includes $13,100,341 of distributed capital gains.
(e)	Includes $54,493,106 of distributed capital gains.
(f)	Includes $32,882,286 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2015, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	19.93%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.43%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	9.95%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.71%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	20.04%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	19.94%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Janus Capital Group, Inc.	1.61%
Infinera Corp.	1.56%
Trex Co., Inc.	1.54%
United Natural Foods, Inc.	1.52%
ZELTIQ Aesthetics, Inc.	1.50%
CoStar Group, Inc.	1.50%
Buffalo Wild Wings, Inc.	1.46%
MarketAxess Holdings, Inc.	1.46%
Rentrak Corp.	1.42%
Restoration Hardware Holdings, Inc.	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.97%
Consumer Staples	4.13%
Energy	0.51%
Financials	8.24%
Health Care	25.07%
Industrials	11.79%
Information Technology	31.64%
Materials	0.50%
Repurchase Agreement	2.15%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Indiabulls Housing Finance Ltd.	2.62%
Arcadis NV	2.01%
Axfood AB	1.70%
Sun Hung Kai & Co., Ltd.	1.70%
Michael Page International plc	1.62%
Arrow Global Group plc	1.53%
Loomis AB Class B	1.52%
Temp Holdings Co., Ltd.	1.47%
UDG Healthcare plc	1.46%
Aalberts Industries NV	1.43%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.50%
Consumer Staples	4.62%
Energy	2.73%
Financials	24.62%
Health Care	4.09%
Industrials	23.06%
Information Technology	11.27%
Materials	5.10%
Telecommunication Services	0.71%
Utilities	3.66%
Repurchase Agreement	2.64%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Fluidigm Corp.	1.83%
ZELTIQ Aesthetics, Inc.	1.78%
MarineMax, Inc.	1.78%
Rentrak Corp.	1.70%
Ambarella, Inc.	1.66%
Trex Co., Inc.	1.53%
NxStage Medical, Inc.	1.53%
Depomed, Inc.	1.52%
TASER International, Inc.	1.50%
2U, Inc.	1.50%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.36%
Consumer Staples	3.32%
Financials	6.48%
Health Care	43.47%
Industrials	8.12%
Information Technology	22.72%
Materials	0.44%
Repurchase Agreement	3.09%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Multi-Color Corp.	4.08%
Patrick Industries, Inc.	3.07%
Denny’s Corp.	2.91%
Chesapeake Utilities Corp.	2.87%
South State Corp.	2.62%
Electronics for Imaging, Inc.	2.54%
Pacific Premier Bancorp, Inc.	2.52%
Lydall, Inc.	2.44%
Square 1 Financial, Inc. Class A	2.41%
First Industrial Realty Trust, Inc.	2.20%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.35%
Consumer Staples	3.51%
Energy	1.06%
Financials	29.25%
Health Care	2.35%
Industrials	21.97%
Information Technology	8.49%
Materials	8.68%
Utilities	4.91%
Repurchase Agreement	4.43%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Pebblebrook Hotel Trust	2.45%
Minerals Technologies, Inc.	2.29%
Kennedy-Wilson Holdings, Inc.	2.09%
LaSalle Hotel Properties	2.07%
Pinnacle Foods, Inc.	1.98%
South State Corp.	1.92%
Littelfuse, Inc.	1.78%
Hexcel Corp.	1.76%
Western Alliance Bancorp	1.76%
Electronics for Imaging, Inc.	1.74%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.74%
Consumer Staples	5.42%
Energy	3.08%
Financials	29.68%
Health Care	5.43%
Industrials	11.99%
Information Technology	16.22%
Materials	10.85%
Utilities	2.51%
Repurchase Agreement	2.08%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Akamai Technologies, Inc.	2.73%
Marvell Technology Group Ltd.	2.18%
HCC Insurance Holdings, Inc.	2.10%
Jarden Corp.	1.96%
Pinnacle Foods, Inc.	1.93%
Ryder System, Inc.	1.78%
Federal Realty Investment Trust	1.70%
Portland General Electric Co.	1.69%
American Campus Communities, Inc.	1.67%
CMS Energy Corp.	1.65%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.33%
Consumer Staples	2.81%
Energy	4.13%
Financials	26.20%
Health Care	8.30%
Industrials	11.20%
Information Technology	18.32%
Materials	7.02%
Telecommunication Services	0.96%
Utilities	6.42%
Repurchase Agreement	0.31%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015